Revenue (Details) - Schedule of product sales - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Concentrate sales
Total concentrate sales	$ 995,864	$ 1,058,057	$ 4,553,706	$ 6,564,882
Deductions to concentrate sales
Royalties	(41,931)	(44,550)	(191,735)	(276,416)
Upside participation payments	(164,907)	(166,612)
Outside processing	(50,743)	(53,961)	(217,231)	(306,884)
Subtotal – deductions to concentrate sales	(257,581)	(265,123)	(1,084,853)	(1,557,789)
Net concentrate sales	738,283	792,934	3,468,853	5,007,093
Net processing income		474,188	1,162,678	2,734,822
TOTAL REVENUE	738,283	1,267,122	4,631,531	7,741,915
Gold [Member]
Concentrate sales
Total concentrate sales	979,197	1,043,929	4,495,177	6,472,006
Silver [Member]
Concentrate sales
Total concentrate sales	$ 16,667	$ 14,128	$ 58,529	$ 92,876